Consolidated Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–34.18%
Advertising–0.13%
Interpublic Group of Cos., Inc. (The)(b)	9,935	$353,090
Omnicom Group, Inc.	3,473	261,725
Pacific Drilling S.A.	1,362	3,746
		618,561
Aerospace & Defense–0.08%
Raytheon Technologies Corp.	4,355	392,777
Agricultural & Farm Machinery–0.15%
AGCO Corp.	1,010	118,372
Deere & Co.	1,633	614,661
		733,033
Agricultural Products–0.05%
Archer-Daniels-Midland Co.	3,066	229,950
Air Freight & Logistics–0.38%
C.H. Robinson Worldwide, Inc.	2,895	302,962
Expeditors International of Washington, Inc.	7,713	882,984
United Parcel Service, Inc., Class B	3,141	635,142
		1,821,088
Airlines–0.03%
Southwest Airlines Co.(c)	3,511	157,152
Alternative Carriers–0.09%
Liberty Global PLC, Class C (United Kingdom)(c)	10,201	275,835
Lumen Technologies, Inc.	13,747	169,913
		445,748
Application Software–0.74%
Adobe, Inc.(c)	3,024	1,615,723
Black Knight, Inc.(c)	2,267	169,118
Blackbaud, Inc.	2,986	203,466
Cadence Design Systems, Inc.(c)	761	115,779
Dropbox, Inc., Class A(c)	5,692	140,877
Fusion Connect, Inc.(d)	1	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)	6,073	61
Intuit, Inc.	747	414,757
salesforce.com, inc.(c)	2,271	528,303
SS&C Technologies Holdings, Inc.	1,505	120,204
Synopsys, Inc.(c)	512	158,976
Tyler Technologies, Inc.(c)	258	122,240
		3,589,504
Asset Management & Custody Banks–0.16%
Ameriprise Financial, Inc.	871	265,054
Blackstone, Inc., Class A	1,983	261,696
T. Rowe Price Group, Inc.	1,492	230,410
		757,160
Auto Parts & Equipment–0.04%
Gentex Corp.	6,283	197,286
Shares		Value
Automobile Manufacturers–0.54%
Ford Motor Co.	21,326	$432,918
General Motors Co.(c)	6,283	331,302
Tesla, Inc.(c)	1,962	1,837,845
		2,602,065
Automotive Retail–0.10%
AutoNation, Inc.(c)	1,929	210,261
AutoZone, Inc.(c)	144	286,034
		496,295
Biotechnology–1.73%
AbbVie, Inc.	6,958	952,481
Amgen, Inc.	4,338	985,333
Biogen, Inc.(c)	2,562	579,012
BioMarin Pharmaceutical, Inc.(c)	7,349	651,342
Blueprint Medicines Corp.(c)	1,447	111,564
Gilead Sciences, Inc.	23,491	1,613,362
Incyte Corp.(c)	2,457	182,629
Ionis Pharmaceuticals, Inc.(c)	6,569	208,894
Moderna, Inc.(c)	976	165,266
Regeneron Pharmaceuticals, Inc.(c)	1,794	1,091,810
Seagen, Inc.(c)	694	93,350
United Therapeutics Corp.(c)	4,697	948,183
Vertex Pharmaceuticals, Inc.(c)	3,117	757,587
		8,340,813
Broadcasting–0.04%
Fox Corp., Class A(b)	5,163	209,669
Building Products–0.30%
Carrier Global Corp.	4,230	201,686
Johnson Controls International PLC	5,661	411,385
Lennox International, Inc.	610	173,008
Masco Corp.	3,172	200,883
Owens Corning	2,364	209,687
Trane Technologies PLC	1,337	231,435
		1,428,084
Cable & Satellite–0.49%
Charter Communications, Inc., Class A(c)	1,255	744,642
Comcast Corp., Class A	25,691	1,284,293
Liberty Broadband Corp., Class C(c)	1,066	158,205
Sirius XM Holdings, Inc.(b)	27,658	175,905
		2,363,045
Casinos & Gaming–0.02%
Boyd Gaming Corp.	1,471	87,466
Coal & Consumable Fuels–0.02%
ACNR Holdings, Inc.	1,740	80,040
Commodity Chemicals–0.15%
Dow, Inc.	9,082	542,468
Olin Corp.	3,125	158,344
		700,812

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Communications Equipment–0.44%
Cisco Systems, Inc.	33,777	$1,880,366
Ubiquiti, Inc.	902	261,616
		2,141,982
Construction & Engineering–0.10%
EMCOR Group, Inc.	3,065	365,379
Quanta Services, Inc.	1,011	103,850
		469,229
Construction Machinery & Heavy Trucks–0.11%
Caterpillar, Inc.	1,555	313,426
Cummins, Inc.	398	87,910
Terex Corp.	3,423	142,808
		544,144
Consumer Finance–0.34%
Ally Financial, Inc.	10,700	510,604
Capital One Financial Corp.	3,082	452,222
Discover Financial Services	2,240	259,280
SLM Corp.	8,413	154,294
Synchrony Financial	6,283	267,593
		1,643,993
Copper–0.06%
Freeport-McMoRan, Inc.	3,608	134,290
Southern Copper Corp. (Peru)	2,488	158,958
		293,248
Data Processing & Outsourced Services–1.29%
Alliance Data Systems Corp.	1,724	119,025
Automatic Data Processing, Inc.	6,035	1,244,236
Broadridge Financial Solutions, Inc.	2,619	416,997
Fiserv, Inc.(c)	1,867	197,342
Jack Henry & Associates, Inc.	2,281	382,775
Mastercard, Inc., Class A	1,397	539,773
Maximus, Inc.	2,986	230,877
Paychex, Inc.	9,986	1,175,951
PayPal Holdings, Inc.(c)	2,139	367,780
Visa, Inc., Class A(b)	5,894	1,333,046
Western Union Co. (The)	11,459	216,690
		6,224,492
Distillers & Vintners–0.05%
Constellation Brands, Inc., Class A	975	231,806
Distributors–0.11%
Genuine Parts Co.	1,742	232,086
LKQ Corp.	5,002	274,560
		506,646
Diversified Banks–0.55%
Bank of America Corp.	15,976	737,133
Citigroup, Inc.	3,290	214,245
JPMorgan Chase & Co.	4,055	602,573
U.S. Bancorp	6,159	358,392
Wells Fargo & Co.	13,552	729,097
		2,641,440
Drug Retail–0.04%
Walgreens Boots Alliance, Inc.	3,580	178,141
Shares		Value
Electric Utilities–0.92%
American Electric Power Co., Inc.	8,771	$792,899
Duke Energy Corp.	9,580	1,006,475
Edison International	2,924	183,598
Eversource Energy	2,047	183,186
Exelon Corp.	7,713	446,968
NextEra Energy, Inc.	7,278	568,557
PPL Corp.	6,221	184,639
Southern Co. (The)	11,321	786,696
Xcel Energy, Inc.	3,981	277,317
		4,430,335
Electrical Components & Equipment–0.08%
Eaton Corp. PLC	1,929	305,611
Regal Rexnord Corp.	549	87,006
		392,617
Electronic Equipment & Instruments–0.09%
Keysight Technologies, Inc.(c)	1,111	187,559
Vontier Corp.	9,027	253,749
		441,308
Environmental & Facilities Services–0.20%
Republic Services, Inc.	6,320	806,811
Waste Management, Inc.	1,119	168,343
		975,154
Fertilizers & Agricultural Chemicals–0.05%
Corteva, Inc.	5,288	254,247
Financial Exchanges & Data–0.08%
CME Group, Inc., Class A	1,598	366,741
Food Retail–0.31%
Casey’s General Stores, Inc.	1,539	289,039
Kroger Co. (The)	28,049	1,222,656
		1,511,695
Forest Products–0.06%
Louisiana-Pacific Corp.	4,471	297,053
Gas Utilities–0.15%
Atmos Energy Corp.	5,101	546,929
ONE Gas, Inc.	2,054	159,986
		706,915
General Merchandise Stores–0.25%
Target Corp.	5,548	1,222,946
Gold–0.15%
Newmont Corp.	12,192	745,785
Health Care Distributors–0.23%
AmerisourceBergen Corp.	1,803	245,569
Cardinal Health, Inc.	1,732	89,319
McKesson Corp.	2,924	750,649
		1,085,537
Health Care Equipment–0.62%
Abbott Laboratories	9,061	1,154,915
Baxter International, Inc.	1,655	141,403
Becton, Dickinson and Co.	3,268	830,530
Hologic, Inc.(c)	3,701	259,958
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Health Care Equipment–(continued)
IDEXX Laboratories, Inc.(c)	497	$252,128
Medtronic PLC	3,192	330,340
		2,969,274
Health Care Facilities–0.12%
HCA Healthcare, Inc.	2,364	567,478
Health Care Services–0.27%
Cigna Corp.	955	220,089
CVS Health Corp.	4,479	477,058
DaVita, Inc.(c)	916	99,267
Laboratory Corp. of America Holdings(c)	1,213	329,160
Quest Diagnostics, Inc.	1,368	184,708
		1,310,282
Health Care Technology–0.02%
Cerner Corp.	1,258	114,730
Home Furnishings–0.03%
Mohawk Industries, Inc.(c)	851	134,347
Home Improvement Retail–0.16%
Home Depot, Inc. (The)	1,501	550,837
Lowe’s Cos., Inc.	960	227,856
		778,693
Homebuilding–0.05%
Lennar Corp., Class A	2,364	227,204
Homefurnishing Retail–0.02%
Williams-Sonoma, Inc.	622	99,856
Hotels, Resorts & Cruise Lines–0.02%
Marriott International, Inc., Class A(c)	608	97,961
Household Products–0.78%
Clorox Co. (The)	607	101,891
Colgate-Palmolive Co.	9,206	759,035
Kimberly-Clark Corp.	889	122,371
Procter & Gamble Co. (The)	14,554	2,335,189
Reynolds Consumer Products, Inc.(b)	3,140	95,048
Spectrum Brands Holdings, Inc.	3,784	338,214
		3,751,748
Human Resource & Employment Services–0.12%
ManpowerGroup, Inc.	2,488	260,916
Robert Half International, Inc.	2,638	298,780
		559,696
Hypermarkets & Super Centers–0.53%
Costco Wholesale Corp.	2,456	1,240,599
Walmart, Inc.	9,314	1,302,191
		2,542,790
Independent Power Producers & Energy Traders–0.03%
AES Corp. (The)	7,589	168,324
Industrial Conglomerates–0.11%
3M Co.	1,617	268,454
General Electric Co.	1,337	126,320
Honeywell International, Inc.	637	130,254
		525,028
Shares		Value
Industrial REITs–0.11%
Duke Realty Corp.	1,570	$90,715
EastGroup Properties, Inc.	1,243	248,488
Prologis, Inc.	1,131	177,363
		516,566
Insurance Brokers–0.14%
Aon PLC, Class A	1,119	309,336
Marsh & McLennan Cos., Inc.	2,247	345,229
		654,565
Integrated Oil & Gas–0.24%
Chevron Corp.	5,474	718,900
Exxon Mobil Corp.	6,049	459,482
		1,178,382
Integrated Telecommunication Services–0.40%
AT&T, Inc.	39,748	1,013,574
Verizon Communications, Inc.	17,037	906,879
		1,920,453
Interactive Home Entertainment–0.40%
Activision Blizzard, Inc.	8,899	703,110
Electronic Arts, Inc.	6,590	874,230
Take-Two Interactive Software, Inc.(c)	2,186	357,061
		1,934,401
Interactive Media & Services–1.66%
Alphabet, Inc., Class A(c)	1,397	3,780,380
Alphabet, Inc., Class C(c)	714	1,937,774
Meta Platforms, Inc., Class A(c)	7,258	2,273,641
		7,991,795
Internet & Direct Marketing Retail–0.74%
Amazon.com, Inc.(c)	995	2,976,513
eBay, Inc.	7,750	465,542
Qurate Retail, Inc., Class A	14,432	101,457
		3,543,512
Internet Services & Infrastructure–0.19%
Akamai Technologies, Inc.(c)	2,488	285,000
VeriSign, Inc.(c)	2,799	607,887
		892,887
Investment Banking & Brokerage–0.32%
Charles Schwab Corp. (The)	4,292	376,408
Goldman Sachs Group, Inc. (The)	1,492	529,183
Morgan Stanley	6,221	637,901
		1,543,492
IT Consulting & Other Services–1.00%
Accenture PLC, Class A	6,345	2,243,465
Amdocs Ltd.	7,713	585,340
Cognizant Technology Solutions Corp., Class A	8,896	759,896
Gartner, Inc.(c)	2,077	610,410
International Business Machines Corp.	4,497	600,664
		4,799,775
Life & Health Insurance–0.18%
Aflac, Inc.	3,670	230,549
Brighthouse Financial, Inc.(c)	3,443	187,471
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Life & Health Insurance–(continued)
MetLife, Inc.	1,831	$122,787
Principal Financial Group, Inc.	4,292	313,574
		854,381
Life Sciences Tools & Services–0.77%
Agilent Technologies, Inc.	2,986	416,010
Danaher Corp.	4,136	1,182,028
IQVIA Holdings, Inc.(c)	776	190,042
Mettler-Toledo International, Inc.(c)	168	247,410
PerkinElmer, Inc.	1,430	246,203
Thermo Fisher Scientific, Inc.	1,381	802,775
Waters Corp.(c)	1,591	509,311
West Pharmaceutical Services, Inc.	331	130,156
		3,723,935
Managed Health Care–0.37%
Anthem, Inc.	1,007	444,077
Molina Healthcare, Inc.(c)	839	243,713
UnitedHealth Group, Inc.	2,362	1,116,210
		1,804,000
Marine–0.00%
HGIM Corp.(d)	731	3,472
Movies & Entertainment–0.27%
Liberty Media Corp.-Liberty Formula One, Class C(c)	2,458	148,045
Netflix, Inc.(c)	1,635	698,374
Walt Disney Co. (The)(c)	1,641	234,614
World Wrestling Entertainment, Inc., Class A	4,167	208,100
		1,289,133
Multi-Sector Holdings–0.52%
Berkshire Hathaway, Inc., Class B(c)	8,004	2,505,412
Multi-Utilities–0.66%
Ameren Corp.	3,421	303,579
CMS Energy Corp.	3,857	248,314
Consolidated Edison, Inc.	9,580	828,191
Dominion Energy, Inc.	10,201	822,812
DTE Energy Co.	1,430	172,215
MDU Resources Group, Inc.	4,914	144,324
Public Service Enterprise Group, Inc.	2,924	194,534
Sempra Energy	1,368	189,003
WEC Energy Group, Inc.	3,048	295,778
		3,198,750
Oil & Gas Drilling–0.00%
Vantage Drilling International(c)	73	438
Oil & Gas Equipment & Services–0.07%
Halliburton Co.	6,879	211,460
TechnipFMC PLC (United Kingdom)(c)	17,932	116,379
		327,839
Oil & Gas Exploration & Production–0.20%
ConocoPhillips	4,525	401,005
Continental Resources, Inc.(b)	3,539	183,816
EOG Resources, Inc.	3,546	395,308
Shares		Value
Oil & Gas Exploration & Production–(continued)
Sabine Oil & Gas Holdings, Inc.(c)(d)	115	$78
		980,207
Oil & Gas Storage & Transportation–0.16%
Kinder Morgan, Inc.	18,764	325,743
Southcross Energy Partners L.P.(d)	17,192	1,289
Targa Resources Corp.	3,301	195,023
Williams Cos., Inc. (The)	8,025	240,269
		762,324
Packaged Foods & Meats–0.94%
Campbell Soup Co.	10,657	470,187
Conagra Brands, Inc.	5,225	181,621
Flowers Foods, Inc.	7,589	213,478
General Mills, Inc.	6,469	444,291
Hershey Co. (The)	5,199	1,024,567
JM Smucker Co. (The)	1,617	227,318
Kellogg Co.	3,297	207,711
Kraft Heinz Co. (The)	11,632	416,426
Mondelez International, Inc., Class A	11,508	771,381
Tyson Foods, Inc., Class A	6,467	587,786
		4,544,766
Paper Packaging–0.03%
International Paper Co.	3,172	153,049
Personal Products–0.03%
Herbalife Nutrition Ltd.(c)	3,294	140,028
Pharmaceuticals–1.53%
Bristol-Myers Squibb Co.	10,986	712,882
Eli Lilly and Co.	4,294	1,053,705
Johnson & Johnson	13,685	2,357,789
Merck & Co., Inc.	15,409	1,255,525
Pfizer, Inc.	37,573	1,979,721
		7,359,622
Property & Casualty Insurance–0.25%
Allstate Corp. (The)	1,800	217,206
Chubb Ltd.	1,400	276,192
Old Republic International Corp.	17,508	448,730
Progressive Corp. (The)	2,282	247,962
		1,190,090
Publishing–0.17%
John Wiley & Sons, Inc., Class A	3,172	160,979
New York Times Co. (The), Class A	12,814	512,945
News Corp., Class A	7,464	165,999
		839,923
Railroads–0.25%
CSX Corp.	6,532	223,525
Norfolk Southern Corp.	392	106,620
Union Pacific Corp.	3,670	897,499
		1,227,644
Real Estate Services–0.04%
CBRE Group, Inc., Class A(c)	1,992	201,869
Regional Banks–0.21%
Citizens Financial Group, Inc.	1,739	89,506
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Regional Banks–(continued)
Fifth Third Bancorp	7,278	$324,817
Regions Financial Corp.	10,886	249,725
SVB Financial Group(c)	209	122,035
Synovus Financial Corp.	4,417	219,790
		1,005,873
Research & Consulting Services–0.19%
Booz Allen Hamilton Holding Corp.	6,469	496,367
IHS Markit Ltd.	1,705	199,127
Nielsen Holdings PLC	10,770	203,122
		898,616
Residential REITs–0.06%
Mid-America Apartment Communities, Inc.	1,492	308,367
Restaurants–0.64%
Chipotle Mexican Grill, Inc.(c)	128	190,154
Domino’s Pizza, Inc.	1,755	797,911
McDonald’s Corp.	5,225	1,355,626
Papa John’s International, Inc.	1,310	161,720
Starbucks Corp.	1,929	189,659
Yum! Brands, Inc.	2,986	373,758
		3,068,828
Semiconductor Equipment–0.26%
Applied Materials, Inc.	5,488	758,332
KLA Corp.	846	329,322
Lam Research Corp.	311	183,465
		1,271,119
Semiconductors–1.21%
Advanced Micro Devices, Inc.(c)	1,277	145,897
Broadcom, Inc.	1,631	955,570
Intel Corp.	13,127	640,860
Microchip Technology, Inc.	3,110	240,963
Micron Technology, Inc.	1,867	153,598
NVIDIA Corp.	5,193	1,271,558
NXP Semiconductors N.V. (China)	964	198,044
QUALCOMM, Inc.	3,608	634,142
Texas Instruments, Inc.	7,744	1,389,971
Xilinx, Inc.	1,089	210,776
		5,841,379
Soft Drinks–0.58%
Coca-Cola Co. (The)	19,717	1,202,934
Keurig Dr Pepper, Inc.	8,585	325,801
PepsiCo, Inc.	7,202	1,249,691
		2,778,426
Specialized Consumer Services–0.10%
H&R Block, Inc.	3,944	90,160
Service Corp. International	6,407	395,440
		485,600
Specialized REITs–0.59%
Crown Castle International Corp.	1,078	196,746
Extra Space Storage, Inc.	5,435	1,077,163
Life Storage, Inc.	1,476	199,186
Public Storage	3,514	1,259,874
Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	2,478	$100,186
		2,833,155
Specialty Chemicals–0.23%
Celanese Corp.	933	145,278
DuPont de Nemours, Inc.	4,167	319,192
Eastman Chemical Co.	2,240	266,403
Sherwin-Williams Co. (The)	1,316	377,047
		1,107,920
Specialty Stores–0.03%
Bath & Body Works, Inc.	2,558	143,427
Systems Software–2.19%
CommVault Systems, Inc.(c)	2,156	145,444
Dolby Laboratories, Inc., Class A	6,563	576,559
Fortinet, Inc.(c)	839	249,384
Microsoft Corp.	24,311	7,560,235
NortonLifeLock, Inc.	18,305	476,113
Oracle Corp.	14,329	1,162,942
Palo Alto Networks, Inc.(c)	187	96,754
Teradata Corp.(b)(c)	6,439	259,749
		10,527,180
Technology Distributors–0.08%
Arrow Electronics, Inc.(c)	3,235	401,140
Technology Hardware, Storage & Peripherals–1.56%
Apple, Inc.	39,789	6,954,322
HP, Inc.	15,110	554,990
		7,509,312
Textiles–0.00%
Sunguard Availability Services Capital, Inc.	225	188
Thrifts & Mortgage Finance–0.03%
New York Community Bancorp, Inc.	12,690	147,965
Tobacco–0.37%
Altria Group, Inc.	10,450	531,696
Philip Morris International, Inc.	12,136	1,248,188
		1,779,884
Trading Companies & Distributors–0.07%
United Rentals, Inc.(c)	709	226,965
Watsco, Inc.	392	110,764
		337,729
Trucking–0.36%
Knight-Swift Transportation Holdings, Inc.	10,388	587,753
Landstar System, Inc.	2,924	467,840
Old Dominion Freight Line, Inc.	477	144,021
Ryder System, Inc.	2,924	214,007
Werner Enterprises, Inc.	7,193	320,736
		1,734,357
Total Common Stocks & Other Equity Interests (Cost $118,319,089)		164,666,588
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Treasury Securities–13.57%
U.S. Treasury Bills–0.08%
0.02% - 0.05%, 02/17/2022(e)(f)	$407,000	$406,992
U.S. Treasury Notes–13.49%
0.13%, 05/31/2022	27,325,000	27,307,146
0.13%, 12/15/2023	30,100,000	29,536,801
0.38%, 12/31/2025	8,500,000	8,129,785
		64,973,732
Total U.S. Treasury Securities (Cost $66,266,037)		65,380,724
U.S. Dollar Denominated Bonds & Notes–8.27%
Aerospace & Defense–0.18%
Boeing Co. (The),
4.51%, 05/01/2023	150,000	155,104
2.75%, 02/01/2026	177,000	179,392
2.25%, 06/15/2026	200,000	197,606
General Dynamics Corp., 3.25%, 04/01/2025	300,000	312,911
		845,013
Agricultural & Farm Machinery–0.07%
Deere & Co., 2.75%, 04/15/2025	310,000	319,930
Airlines–0.22%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	800,000	820,449
Southwest Airlines Co., 4.75%, 05/04/2023	253,000	262,759
		1,083,208
Apparel Retail–0.02%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	95,399
Application Software–0.09%
Adobe, Inc., 3.25%, 02/01/2025	300,000	312,900
Citrix Systems, Inc., 1.25%, 03/01/2026	104,000	102,279
		415,179
Asset Management & Custody Banks–0.29%
FS KKR Capital Corp., 4.63%, 07/15/2024(b)	442,000	460,375
Golub Capital BDC, Inc., 3.38%, 04/15/2024	312,000	317,155
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	99,259
Main Street Capital Corp., 5.20%, 05/01/2024	280,000	293,712
Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	235,140
		1,405,641
Automobile Manufacturers–0.27%
American Honda Finance Corp., 2.05%, 01/10/2023	252,000	254,306
General Motors Co., 6.13%, 10/01/2025	75,000	84,597
General Motors Financial Co., Inc.,
3.25%, 01/05/2023	55,000	55,964
2.75%, 06/20/2025(b)	415,000	420,752
5.25%, 03/01/2026	125,000	137,537
	Principal Amount	Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
2.63%, 01/10/2023	$170,000	$172,675
2.70%, 01/11/2023	155,000	157,505
		1,283,336
Cable & Satellite–0.01%
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	60,000	64,493
Computer & Electronics Retail–0.04%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	170,000	193,074
Construction Machinery & Heavy Trucks–0.04%
Wabtec Corp., 3.45%, 11/15/2026	200,000	207,550
Consumer Finance–0.05%
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	255,898
Data Processing & Outsourced Services–0.09%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	322,201
Western Union Co. (The), 1.35%, 03/15/2026	100,000	96,206
		418,407
Distillers & Vintners–0.20%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	186,138
Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023	379,000	384,591
3.50%, 09/18/2023	404,000	417,258
		987,987
Diversified Banks–2.39%
Banco Santander S.A. (Spain),
3.85%, 04/12/2023	200,000	205,396
2.75%, 05/28/2025	400,000	405,858
Bank of America Corp.,
4.45%, 03/03/2026	269,000	290,833
3.50%, 04/19/2026	185,000	195,309
1.32%, 06/19/2026(g)	195,000	189,333
1.20%, 10/24/2026(g)	205,000	197,179
Barclays PLC (United Kingdom),
4.61%, 02/15/2023(g)	337,000	337,395
4.38%, 09/11/2024(b)	494,000	519,598
BNP Paribas S.A. (France), 3.25%, 03/03/2023	166,000	169,607
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025	402,000	405,657
Citigroup, Inc., 3.11%, 04/08/2026(g)	297,000	304,898
HSBC Holdings PLC (United Kingdom),
3.26%, 03/13/2023(g)	408,000	408,995
3.60%, 05/25/2023	322,000	331,573
JPMorgan Chase & Co.,
3.38%, 05/01/2023	338,000	346,933
2.30%, 10/15/2025(g)	425,000	427,953
2.01%, 03/13/2026(g)	200,000	199,231
2.08%, 04/22/2026(g)	200,000	199,145
1.05%, 11/19/2026(g)	208,000	198,580
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	$978,000	$1,020,436
4.45%, 05/08/2025	305,000	326,285
Mitsubishi UFJ Financial Group, Inc. (Japan),
3.46%, 03/02/2023	241,000	246,781
0.96%, 10/11/2025(g)	311,000	302,731
NatWest Group PLC (United Kingdom),
6.10%, 06/10/2023	18,000	18,997
6.00%, 12/19/2023	81,000	86,989
5.13%, 05/28/2024	854,000	909,538
PNC Bank N.A., 4.20%, 11/01/2025	380,000	410,097
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	197,050
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	397,000	401,627
2.63%, 07/14/2026	193,000	196,084
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	422,000	435,595
U.S. Bank N.A., 3.40%, 07/24/2023	250,000	257,539
US Bancorp, 1.45%, 05/12/2025	148,000	146,359
Wells Fargo & Co.,
Series M, 3.45%, 02/13/2023	88,000	90,211
2.19%, 04/30/2026(g)	190,000	189,879
Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	27,000	27,866
3.30%, 02/26/2024(b)	902,000	937,172
		11,534,709
Diversified Capital Markets–0.13%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	298,000	308,539
3.70%, 05/30/2024	303,000	314,259
		622,798
Drug Retail–0.02%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	100,000	104,669
Electric Utilities–0.06%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	190,000	198,791
Edison International, 2.95%, 03/15/2023	72,000	72,777
		271,568
Electronic Equipment & Instruments–0.02%
Vontier Corp., 1.80%, 04/01/2026	100,000	96,508
Gas Utilities–0.01%
National Fuel Gas Co., 3.75%, 03/01/2023	40,000	40,714
Health Care Facilities–0.24%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	93,810
HCA, Inc.,
4.75%, 05/01/2023	68,000	70,618
5.00%, 03/15/2024	755,000	800,374
	Principal Amount	Value
Health Care Facilities–(continued)
Universal Health Services, Inc., 1.65%, 09/01/2026(h)	$200,000	$192,954
		1,157,756
Health Care REITs–0.04%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	195,826
Health Care Services–0.06%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	291,833
Home Furnishings–0.03%
Mohawk Industries, Inc., 3.85%, 02/01/2023	128,000	130,671
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	150,000	158,962
Hotels, Resorts & Cruise Lines–0.04%
Expedia Group, Inc., 3.60%, 12/15/2023	70,000	72,114
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	143,348
		215,462
Hypermarkets & Super Centers–0.09%
Walmart, Inc., 2.55%, 04/11/2023	439,000	445,368
Independent Power Producers & Energy Traders–0.17%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	770,000	796,950
Industrial Machinery–0.04%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	200,000	210,468
Integrated Oil & Gas–0.43%
BP Capital Markets PLC (United Kingdom),
2.75%, 05/10/2023(b)	499,000	508,116
3.51%, 03/17/2025	300,000	314,757
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	241,000	263,726
Exxon Mobil Corp., 1.57%, 04/15/2023	966,000	971,143
		2,057,742
Integrated Telecommunication Services–0.04%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	209,377
Interactive Media & Services–0.17%
Weibo Corp. (China), 3.50%, 07/05/2024	785,000	800,159
Internet & Direct Marketing Retail–0.11%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	347,000	352,652
eBay, Inc., 2.75%, 01/30/2023	157,000	159,419
		512,071
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 5.25%, 04/01/2025	$200,000	$217,974
Investment Banking & Brokerage–0.52%
BGC Partners, Inc., 5.38%, 07/24/2023	53,000	55,449
Goldman Sachs Group, Inc. (The),
3.63%, 01/22/2023(b)	382,000	391,879
3.20%, 02/23/2023	295,000	301,110
2.91%, 06/05/2023(g)	290,000	291,597
2.91%, 07/24/2023(g)	379,000	382,032
Morgan Stanley,
3.13%, 01/23/2023	425,000	433,266
3.75%, 02/25/2023	425,000	437,744
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	192,453
		2,485,530
IT Consulting & Other Services–0.11%
International Business Machines Corp.,
3.45%, 02/19/2026	200,000	210,233
3.30%, 05/15/2026	100,000	104,572
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(h)	225,000	215,328
		530,133
Life & Health Insurance–0.05%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	249,813
Managed Health Care–0.04%
Anthem, Inc., 3.30%, 01/15/2023	178,000	181,718
Movies & Entertainment–0.03%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	148,000	151,304
Multi-line Insurance–0.10%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	157,518
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	290,000	311,194
		468,712
Office REITs–0.04%
Office Properties Income Trust, 2.65%, 06/15/2026	199,000	194,863
Oil & Gas Refining & Marketing–0.03%
HollyFrontier Corp., 5.88%, 04/01/2026	140,000	153,858
Oil & Gas Storage & Transportation–0.14%
Energy Transfer L.P.,
3.60%, 02/01/2023	50,000	50,808
4.25%, 03/15/2023	59,000	60,391
3.90%, 05/15/2024	381,000	394,295
Series 5Y, 4.20%, 09/15/2023	52,000	53,909
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	54,000	55,994
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	$36,000	$36,476
		651,873
Packaged Foods & Meats–0.04%
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	202,226
Paper Packaging–0.04%
Berry Global, Inc., 1.57%, 01/15/2026	200,000	193,130
Pharmaceuticals–0.35%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(b)	400,000	383,006
Johnson & Johnson, 2.05%, 03/01/2023	120,000	121,557
Merck & Co., Inc., 2.75%, 02/10/2025	184,000	189,990
Mylan, Inc., 4.20%, 11/29/2023	53,000	55,042
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	443,249
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	264,262
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	211,299
		1,668,405
Railroads–0.03%
Norfolk Southern Corp., 2.90%, 02/15/2023	127,000	128,895
Regional Banks–0.14%
First Horizon Corp., 3.55%, 05/26/2023	88,000	89,960
Santander Holdings USA, Inc., 3.40%, 01/18/2023	206,000	209,744
Truist Financial Corp., 4.00%, 05/01/2025	350,000	371,685
		671,389
Residential REITs–0.02%
Spirit Realty L.P., 4.45%, 09/15/2026	90,000	97,473
Retail REITs–0.06%
Realty Income Corp., 4.88%, 06/01/2026	185,000	205,044
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	99,059
		304,103
Semiconductor Equipment–0.09%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025(h)	415,000	422,520
Semiconductors–0.10%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	62,000	62,656
Broadcom, Inc., 4.25%, 04/15/2026	90,000	96,212
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Semiconductors–(continued)
QUALCOMM, Inc., 2.60%, 01/30/2023(b)		$316,000	$320,913
			479,781
Specialized REITs–0.19%
American Tower Corp., 1.30%, 09/15/2025		200,000	193,992
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023		239,000	245,324
EPR Properties, 4.75%, 12/15/2026		100,000	104,870
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023		50,000	52,786
3.35%, 09/01/2024		327,000	336,022
			932,994
Specialty Chemicals–0.02%
PPG Industries, Inc., 1.20%, 03/15/2026		100,000	96,485
Steel–0.04%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026		200,000	211,935
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026		90,000	96,439
Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc., 3.25%, 02/23/2026		185,000	194,022
HP, Inc., 1.45%, 06/17/2026		206,000	198,262
			392,284
Tobacco–0.09%
Altria Group, Inc., 4.40%, 02/14/2026		200,000	215,419
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	203,740
			419,159
Trading Companies & Distributors–0.01%
Aircastle Ltd., 4.40%, 09/25/2023		63,000	65,301
Water Utilities–0.16%
American Water Capital Corp., 3.85%, 03/01/2024(b)		740,000	770,467
Total U.S. Dollar Denominated Bonds & Notes (Cost $40,557,304)			39,867,490
Non-U.S. Dollar Denominated Bonds & Notes–3.41%(i)
Aerospace & Defense–0.19%
Airbus SE (France), 2.38%, 04/02/2024(h)	EUR	384,000	450,711
Thales S.A. (France), 0.75%, 01/23/2025(h)	EUR	400,000	455,377
			906,088
Agricultural Products–0.02%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	115,173
Apparel, Accessories & Luxury Goods–0.02%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(h)	EUR	100,000	117,904
	Principal Amount		Value
Application Software–0.07%
SAP SE (Germany), 0.01%, 05/17/2023(h)	EUR	300,000	$338,160
Automobile Manufacturers–0.10%
BMW Finance N.V. (Germany),
0.63%, 10/06/2023(h)	EUR	53,000	60,335
1.00%, 01/21/2025(h)	EUR	41,000	47,273
Daimler International Finance B.V. (Germany), 2.00%, 08/22/2026(h)	EUR	70,000	84,509
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(h)	EUR	100,000	119,151
RCI Banque S.A. (France), 1.75%, 04/10/2026(h)	EUR	50,000	58,070
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(h)	EUR	35,000	40,610
0.38%, 07/20/2026(h)	EUR	75,000	82,873
			492,821
Brewers–0.06%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(h)	EUR	242,000	292,096
Broadcasting–0.10%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(h)	EUR	200,000	228,955
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(h)	EUR	200,000	236,969
			465,924
Building Products–0.05%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023(h)	EUR	200,000	228,132
Cable & Satellite–0.05%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(h)	EUR	200,000	231,145
Construction & Engineering–0.09%
Autoroutes du Sud de la France S.A. (France),
2.88%, 01/18/2023(h)	EUR	100,000	115,724
2.95%, 01/17/2024(h)	EUR	100,000	118,199
ISS Global A/S (Denmark), 0.88%, 06/18/2026(h)	EUR	100,000	111,830
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(h)	EUR	100,000	111,818
			457,571
Construction Materials–0.02%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(h)	EUR	70,000	82,097
Consumer Finance–0.10%
Santander Consumer Finance S.A. (Spain),
1.13%, 10/09/2023(h)	EUR	100,000	114,571
1.00%, 02/27/2024(h)	EUR	300,000	343,268
			457,839
Data Processing & Outsourced Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	124,703
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Banks–1.10%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(h)	EUR	500,000	$564,071
Bankinter S.A. (Spain), 0.88%, 07/08/2026(h)	EUR	100,000	112,579
Banque Federative du Credit Mutuel S.A. (France), 1.25%, 01/14/2025(h)	EUR	100,000	115,857
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(h)	EUR	300,000	332,646
BNP Paribas S.A. (France),
1.50%, 11/17/2025(h)	EUR	100,000	116,635
2.88%, 10/01/2026(h)	EUR	200,000	242,817
BPCE S.A. (France),
0.88%, 01/31/2024(h)	EUR	100,000	114,171
0.63%, 09/26/2024(h)	EUR	500,000	568,534
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(h)	EUR	100,000	113,779
Credit Agricole S.A. (France),
1.00%, 09/16/2024(h)	EUR	100,000	115,196
1.38%, 03/13/2025(h)	EUR	300,000	347,657
0.38%, 10/21/2025(h)	EUR	100,000	112,111
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(h)	EUR	200,000	224,467
Euroclear Bank S.A. (Belgium), 0.50%, 07/10/2023(h)	EUR	100,000	113,564
HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(h)	EUR	400,000	453,912
ING Groep N.V. (Netherlands),
1.00%, 09/20/2023(h)	EUR	100,000	114,358
1.13%, 02/14/2025(h)	EUR	100,000	114,950
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(h)	EUR	100,000	114,917
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(h)	EUR	100,000	112,465
National Australia Bank Ltd. (Australia), 1.25%, 05/18/2026(h)	EUR	100,000	116,484
Nationale-Nederlanden Bank N.V. (The) (Netherlands), 0.38%, 05/31/2023(h)	EUR	300,000	339,281
Nordea Bank Abp (Finland),
1.00%, 02/22/2023(h)	EUR	108,000	123,051
1.13%, 02/12/2025(h)	EUR	100,000	115,800
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(h)	EUR	121,000	137,073
Raiffeisen Bank International AG (Austria), 1.00%, 12/04/2023(h)	EUR	200,000	228,375
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(h)	EUR	100,000	120,687
			5,285,437
Diversified Capital Markets–0.02%
Deutsche Bank AG (Germany), 2.63%, 02/12/2026(h)	EUR	100,000	119,937
	Principal Amount		Value
Diversified Chemicals–0.07%
BASF SE (Germany),
0.10%, 06/05/2023(h)	EUR	200,000	$225,641
2.50%, 01/22/2024(h)	EUR	80,000	94,177
			319,818
Diversified Support Services–0.05%
APRR S.A. (France), 1.50%, 01/15/2024(h)	EUR	200,000	230,813
Electric Utilities–0.04%
Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	177,000	216,728
Food Retail–0.02%
ELO SACA (France), 2.88%, 01/29/2026(h)	EUR	100,000	118,496
Gas Utilities–0.03%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(h)	EUR	115,000	135,433
Health Care Equipment–0.05%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	118,869
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	120,086
			238,955
Health Care Services–0.01%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(h)	EUR	50,000	56,506
Integrated Oil & Gas–0.13%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(h)	EUR	179,000	205,484
OMV AG (Austria), 0.75%, 12/04/2023(h)	EUR	143,000	163,183
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(h)	EUR	222,000	250,598
			619,265
IT Consulting & Other Services–0.02%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	115,435
Life & Health Insurance–0.03%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(h)	EUR	100,000	128,199
Multi-Sector Holdings–0.10%
Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(h)	EUR	400,000	457,873
Office REITs–0.12%
Globalworth Real Estate Investments Ltd. (Romania), 2.95%, 07/29/2026(h)	EUR	100,000	117,188
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(h)	EUR	400,000	467,376
			584,564
Other Diversified Financial Services–0.28%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(h)	EUR	200,000	222,525
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Other Diversified Financial Services–(continued)
FCA Bank S.p.A. (Italy), 0.25%, 02/28/2023(h)	EUR	457,000	$515,753
JAB Holdings B.V. (Austria), 1.75%, 06/25/2026(h)	EUR	100,000	117,027
LeasePlan Corp. N.V. (Netherlands),
0.13%, 09/13/2023	EUR	100,000	112,460
3.50%, 04/09/2025(h)	EUR	294,000	362,332
			1,330,097
Packaged Foods & Meats–0.02%
JDE Peet’s N.V. (Netherlands), 0.01%, 01/16/2026(h)	EUR	100,000	109,737
Paper Products–0.03%
Smurfit Kappa Acquisitions ULC (Ireland), 2.88%, 01/15/2026(h)	EUR	100,000	121,764
Pharmaceuticals–0.12%
Bayer AG (Germany), 0.38%, 07/06/2024(h)	EUR	400,000	451,834
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(h)	EUR	100,000	119,863
			571,697
Precious Metals & Minerals–0.02%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(h)	EUR	100,000	115,863
Real Estate Operating Companies–0.05%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(h)	EUR	100,000	119,072
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(h)	EUR	100,000	111,656
			230,728
Regional Banks–0.02%
Caisse Federale du Credit Mutuel Nord Europe SCOFAV (France), 2.13%, 09/12/2026(h)	EUR	100,000	117,662
Renewable Electricity–0.02%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	117,354
Restaurants–0.04%
Sodexo S.A. (France), 0.75%, 04/27/2025(h)	EUR	170,000	193,955
Specialized REITs–0.02%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	117,312
Thrifts & Mortgage Finance–0.07%
Deutsche Pfandbriefbank AG (Germany), 0.75%, 02/07/2023(h)	EUR	300,000	339,912
Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(h)	EUR	100,000	123,093
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,820,578)			16,426,286
	Principal Amount	Value
Variable Rate Senior Loan Interests–0.03%(j)(k)
Advertising–0.03%
Checkout Holding Corp., First Lien Term Loan, 8.50% (1 mo. USD LIBOR + 7.50%), 02/15/2023	$123,087	$117,060
Casinos & Gaming–0.00%
Caesars Resort Collection LLC, Term Loan B, 2.86% (1 mo. USD LIBOR + 2.75%), 12/23/2024	4,583	4,564
Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc., First Lien Term Loan, -%, 03/25/2024 (Acquired 10/04/2019-12/31/2021; Cost $8,308)(d)(l)(m)(n)	9,365	0
Oil & Gas Drilling–0.00%
McDermott International Ltd., -%, 06/30/2025(l)	66	32
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Revolver Loan, 0.00%, 01/31/2025(o)	18,571	18,107
Total Variable Rate Senior Loan Interests (Cost $140,955)		139,763
	Shares
Preferred Stocks–0.02%
Oil & Gas Storage & Transportation–0.02%
Southcross Energy Partners L.P., Series A, Pfd.(d)	68,466	46,215
Southcross Energy Partners L.P., Series B, Pfd.(d)	16,613	35,303
Total Preferred Stocks (Cost $68,449)		81,518
	Principal Amount
Event-Linked Bonds–0.00%
Other Diversified Financial Services–0.00%
Akibare Re Ltd. (Japan), Series 2016-1, Class A, Catastrophe Linked Notes, 0.10%, 04/07/2023 (Cost $482,313)(d)(h)	$482,286	0
	Shares
Money Market Funds–23.94%
Invesco Treasury Portfolio, Institutional Class, 0.01%(p)(q) (Cost $115,345,078)	115,345,078	115,345,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-83.42% (Cost $358,999,803)		401,907,447
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.34%
Invesco Private Government Fund, 0.02%(p)(q)(r)	1,931,996	1,931,996
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(p)(q)(r)	4,507,089	$4,507,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,440,144)		6,439,986
TOTAL INVESTMENTS IN SECURITIES–84.76% (Cost $365,439,947)		408,347,433
OTHER ASSETS LESS LIABILITIES—15.24%		73,410,897
NET ASSETS–100.00%		$481,758,330
Investment Abbreviations:
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $16,098,968, which represented 3.34% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	This variable rate interest will settle after January 31, 2022, at which time the interest rate will be determined.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(n)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$31,020,428	$119,599,809	$(35,275,159)	$-	$-	$115,345,078	$2,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	756,501	4,439,358	(3,263,863)	-	-	1,931,996	41*
Invesco Private Prime Fund	1,765,170	9,304,436	(6,561,123)	(158)	(335)	4,507,990	510*
Total	$33,542,099	$133,343,603	$(45,100,145)	$(158)	$(335)	$121,785,064	$2,591

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gold	7	April-2022	$1,257,480	$(30,159)	$(30,159)
Equity Risk
E-Mini Russell 2000 Index	50	March-2022	5,061,000	(541,508)	(541,508)
EURO STOXX 50 Index	138	March-2022	6,423,147	(127,699)	(127,699)
FTSE 100 Index	69	March-2022	6,863,809	145,045	145,045
MSCI Emerging Market Index	39	March-2022	2,388,360	6,292	6,292
Tokyo Stock Price Index	42	March-2022	6,928,832	(506,564)	(506,564)
Subtotal				(1,024,434)	(1,024,434)
Interest Rate Risk
Australia 10 Year Bonds	275	March-2022	26,641,271	(443,086)	(443,086)
Canada 10 Year Bonds	261	March-2022	28,560,831	(192,464)	(192,464)
Japan 10 Year Bonds	1	March-2022	1,309,698	(10,806)	(10,806)
Long Gilt	82	March-2022	13,449,963	(405,481)	(405,481)
U.S. Treasury 5 Year Notes	292	March-2022	34,807,312	(350,308)	(350,308)
U.S. Treasury Long Bonds	62	March-2022	9,648,750	(266,768)	(266,768)
Subtotal				(1,668,913)	(1,668,913)
Subtotal—Long Futures Contracts				(2,723,506)	(2,723,506)
Short Futures Contracts
Commodity Risk
Coffee ’C’	1	March-2022	(88,163)	465	465
Corn	4	July-2022	(123,850)	(8,013)	(8,013)
Cotton No. 2	7	March-2022	(446,495)	(83,743)	(83,743)
Low Sulphur Gas Oil	5	June-2022	(371,125)	(80,013)	(80,013)
Natural Gas	33	November-2022	(1,641,750)	(269,532)	(269,532)
Soybean	6	July-2022	(447,750)	(71,710)	(71,710)
Soybean Oil	7	July-2022	(270,480)	(24,243)	(24,243)
Sugar No. 11	5	February-2023	(100,576)	1,392	1,392
Wheat	4	July-2022	(152,100)	7,566	7,566
Subtotal				(527,831)	(527,831)
Equity Risk
E-Mini S&P 500 Index	306	March-2022	(68,915,025)	2,376,013	2,376,013
Interest Rate Risk
Euro-Bobl	49	March-2022	(7,279,689)	91,139	91,139
Euro-Schatz	44	March-2022	(5,530,184)	15,254	15,254
U.S. Treasury 2 Year Notes	4	March-2022	(866,625)	6,898	6,898
Subtotal				113,291	113,291
Subtotal—Short Futures Contracts				1,961,473	1,961,473
Total Futures Contracts				$(762,033)	$(762,033)

(a)	Futures contracts collateralized by $28,143,775 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/17/2022	Morgan Stanley and Co. International PLC	EUR	14,888,000	USD	17,301,718	$570,791

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00%	Quarterly	06/20/2026	3.227%	USD	10,500,000	$805,910	$724,962	$(80,948)

(a)	Centrally cleared swap agreements collateralized by $4,267,607 cash held with Citigroup Global Markets, Inc..
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06%	Monthly	3,100	February—2022	$313,740	$—	$(10,322)	$(10,322)
Merrill Lynch International	Pay	Merrill Lynch Soybean Meal Index	0.05	Monthly	560	July—2022	424,661	—	(20,072)	(20,072)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	1,050	February—2022	922,401	—	(20,554)	(20,554)
Total — Total Return Swap Agreements								$—	$(50,948)	$(50,948)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $270,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$164,577,714	$83,974	$4,900	$164,666,588
U.S. Treasury Securities	—	65,380,724	—	65,380,724
U.S. Dollar Denominated Bonds & Notes	—	39,867,490	—	39,867,490
Non-U.S. Dollar Denominated Bonds & Notes	—	16,426,286	—	16,426,286
Variable Rate Senior Loan Interests	—	139,763	—	139,763
Preferred Stocks	—	—	81,518	81,518
Event-Linked Bonds	—	—	0	0
Money Market Funds	115,345,078	6,439,986	—	121,785,064
Total Investments in Securities	279,922,792	128,338,223	86,418	408,347,433
Other Investments - Assets*
Futures Contracts	2,650,064	—	—	2,650,064
Forward Foreign Currency Contracts	—	570,791	—	570,791
	2,650,064	570,791	—	3,220,855
Other Investments - Liabilities*
Futures Contracts	(3,412,097)	—	—	(3,412,097)
Swap Agreements	—	(131,896)	—	(131,896)
	(3,412,097)	(131,896)	—	(3,543,993)
Total Other Investments	(762,033)	438,895	—	(323,138)
Total Investments	$279,160,759	$128,777,118	$86,418	$408,024,295

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund